Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions	Mar. 31, 2024	Feb. 20, 2024
Subsequent Events (Details) [Line Items]
Ordinary shares par value		$ 0.0001
Total purchase price	$ 2.1